General information - (Details) - brand	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2018
General Information [Line Items]
Number of complementary brands	3
Thom Browne Inc
General Information [Line Items]
Proportion of ownership interest in associate	92.00%	85.00%